EMPLOYEE BENEFITS - Post-employment defined benefit pension plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
North-American defined benefit plans | Discount rate
EMPLOYEE BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (13,902)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	12,981
Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Accumulated other comprehensive income	R$ 487,421	R$ 539,300